                 Please file this Supplement with your records

            SECURITY CAPITAL REAL ESTATE MUTUAL FUNDS INCORPORATED
                   SECURITY CAPITAL U.S. REAL ESTATE SHARES
                 SECURITY CAPITAL EUROPEAN REAL ESTATE SHARES

                         Supplement dated May 9, 2001
                                      To
                        Prospectus dated April 30, 2001

          Effective May 9, 2001, Security Capital Global Capital Management Group Incorporated, the investment adviser to Security Capital U.S. Real Estate Shares and Security Capital European Real Estate Shares (each, a "Fund"), will be changing its name to "Security Capital Research & Management Incorporated" (the "Adviser"). Accordingly, all references in the above-referenced Prospectuses to "Security Capital Global Capital Management Group Incorporated" and "GCMG" are hereby deleted and replaced with "Security Capital Research & Management Incorporated" and "SC-RMI", respectively. There will be no changes in the Adviser's personnel.

          There will be no change in your ability to invest in or redeem shares of either Fund. You may still obtain information by calling 1-888-SECURITY (toll free).

                  The date of this Supplement is May 9, 2001

                 Please file this Supplement with your records

            SECURITY CAPITAL REAL ESTATE MUTUAL FUNDS INCORPORATED
                   SECURITY CAPITAL U.S. REAL ESTATE SHARES
                 SECURITY CAPITAL EUROPEAN REAL ESTATE SHARES

                         Supplement dated May 9, 2001
                                      To
           Statement of Addditional Information dated April 30, 2001

          Effective May 9, 2001, Security Capital Global Capital Management Group Incorporated, the investment adviser to Security Capital U.S. Real Estate Shares and Security Capital European Real Estate Shares (each, a "Fund"), will be changing its name to "Security Capital Research & Management Incorporated" (the "Adviser"). Accordingly, all references in the above-referenced Statement of Additional Information to "Security Capital Global Capital Management Group Incorporated" and "GCMG" are hereby deleted and replaced with "Security Capital Research & Management Incorporated" and "SC-RMI", respectively. There will be no changes in the Adviser's personnel.

          There will be no change in your ability to invest in or redeem shares of either Fund. You may still obtain information by calling 1-888-SECURITY (toll free).

                  The date of this Supplement is May 9, 2001